================================================================================




                                   MassMutual

                                    CORPORATE
                                    INVESTORS









                              REPORT for the THREE
                              MONTHS ENDED 3/31/03










================================================================================

MASSMUTUAL CORPORATE INVESTORS       ADVISER
 c/o David L. Babson & Company Inc.   David L. Babson & Company Inc.,
 1500 Main Street, Suite 1100         a member of the MassMutual Financial Group
 Springfield, Massachusetts 01115
 (413) 226-1516                      AUDITOR
 www.massmutual.com/mci               Deloitte & Touche, LLP
                                      New York, New York 10281

                                     CUSTODIAN
                                      Citibank, N.A.
                                      New York, New York 10043

                                     TRANSFER AGENT & REGISTRAR
                                      Shareholder Financial Services, Inc.
                                      P.O. Box 173673
                                      Denver, Colorado 80217-3673
                                      1-800-647-7374

                    Internet website: www.massmutual.com/mci


                         INVESTMENT OBJECTIVE AND POLICY

MassMutual Corporate Investors (the "Trust"), a non-diversified closed-end investment company, was offered to the public in September 1971 and its shares are listed on the New York Stock Exchange. The share price of Corporate Investors can be found in the financial section of most newspapers as "MassCp" or "MassMuInv" under the New York Stock Exchange listings. The Trust's New York Stock Exchange trading symbol is "MCI".

The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust's principal investments are privately placed, below-investment grade, long-term corporate debt obligations with equity features such as warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers, which tend to be smaller companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks.

David L. Babson & Company Inc. manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders quarterly in January, May, August, and November. The Trust pays dividends to its shareholders in cash, unless the shareholder elects to participate in the Dividend Reinvestment and Share Purchase Plan.

TO OUR SHAREHOLDERS



April 30, 2003

We are pleased to present the March 31, 2003 Quarterly Report of MassMutual Corporate Investors (the "Trust"). At the Trust's Annual Shareholders Meeting, which was held on April 11, 2003, Mr. Robert E. Joyal, the Trust's President for the past four years, announced his retirement as President of the Trust. The shareholders present at the meeting elected Mr. Joyal as a new Trustee for a one-year term and re-elected Stuart H. Reese and Martin T. Hart as Trustees, each for three-year terms. The shareholders also ratified the selection of Deloitte & Touche LLP as the Trust's auditors for the year ending December 31, 2003 and approved the Investment Services Contract between the Trust and David
L. Babson & Company Inc. ("Babson"). The detailed results of the shareholder voting can be found at footnote number six of the Trust's financial statements.

The Board of Trustees elected me, Roger W. Crandall, to succeed Mr. Joyal as President of the Trust at their April 11, 2003 meeting. I am currently the head of the Corporate Securities Group at Babson where I oversee all corporate credit related investments, including public and private bonds, bank loans, mezzanine and private equity investments, as well as structured credit products. Prior to moving over to Babson in 2000, I spent a dozen years in the investment management area at Massachusetts Mutual Life Insurance Company, Babson's parent company. I look forward to serving as President of the Trust.

The Board of Trustees declared a quarterly dividend of 36 cents per share, payable on May 15, 2003 to shareholders of record on May 2, 2003. A dividend of 36 cents per share was paid in the previous quarter.

Among the many economic issues facing the Trust's investment markets, the U.S. led war with Iraq continues to loom over the U.S. economy, injecting continued uncertainty into the economic environment. During the quarter, the Dow Jones Industrial Average Index decreased 3.63%, the S&P 500 Index decreased 3.16%, and the Russell 2000 Stock Index decreased 4.49%. Conversely, the fixed income markets, especially the high yield markets, posted positive increases for the quarter ended March 31, 2003. The Merrill Lynch High Yield Master II Index increased 7.14% and the Lehman Government/Credit Index increased 1.65% for the quarter.

The Trust earned 34 cents per share of net investment income for the quarter ended March 31, 2003, compared to 31 cents per share in the previous quarter. During the quarter, net assets of the Trust increased to $180,197,951 or $20.39 per share compared to $171,028,431 or $19.40 per share on December 31, 2002. This translated into a 5.10% portfolio return for the quarter, based on the change in net assets (assuming reinvestment of all dividends and distributions). Long term, the Trust's portfolio returned 7.64%, 13.94%, and 14.37% for the 5-, 10- and 25-year time periods ended March 31, 2003, respectively, again based on change in net assets with reinvestment of all dividends and distributions.

During the quarter, the Trust made two new private placement investments and three follow-on investments, totaling approximately $3.7 million. The two new issuers the Trust invested in were Neff Motivation, Inc. and Weasler Holdings, LLC. The follow-on investments purchased by the Trust were in securities of Evans Consoles, Inc., Olympic Sales, Inc. and Shelter Acquisition, Inc. The weighted average coupon of these investments was 12.7%. (A brief description of these investments can be found in the Schedule of Investments.)

Thank you for your continued interest in and support of MassMutual Corporate Investors.

Sincerely,

/s/ Roger W. Crandall
Roger W. Crandall
President


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                                                                               1

CONSOLIDATED STATEMENTS OF                        MASSMUTUAL CORPORATE INVESTORS
ASSETS AND LIABILITIES

March 31, 2003 and 2002
(Unaudited)

                                                              2003              2002
                                                          ------------      ------------
ASSETS:
Investments
(See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
(Cost 2003 - $194,331,996; 2002 - $199,675,615)           $164,434,542      $166,387,779
Corporate public securities at market value
(Cost 2003 - $22,119,491; 2002 - $20,681,699)               17,330,441        17,083,912
Short-term securities at cost plus earned discount
which approximates market value                             13,952,877         1,289,857
                                                          ------------      ------------
                                                           195,717,860       184,761,548


Cash                                                           159,175           555,837
Interest and dividends receivable, net                       4,459,034         5,098,272
Receivable for investments sold                              1,206,474        13,097,234
Other assets                                                        --            19,492
                                                          ------------      ------------
     TOTAL ASSETS                                         $201,542,543      $203,532,383
                                                          ============      ============

LIABILITIES:
Payable for investments purchased                         $    346,978      $    380,545
Management fee payable                                         678,286           684,542
Note payable                                                20,000,000        20,000,000
Interest payable                                               187,711           187,711
Accrued expenses                                               131,617            74,773
Accounts payable                                                    --           344,729
                                                          ------------      ------------
     TOTAL LIABILITIES                                      21,344,592        21,672,300
                                                          ------------      ------------

NET ASSETS:
Common shares, par value $1.00 per share;
  an unlimited number authorized                             8,836,464         8,751,021
Additional paid-in capital                                 101,090,274        99,486,563
Retained net realized gain on investments, prior years     100,547,585       100,353,354
Undistributed net investment income                          4,821,133         3,821,214
Undistributed net realized (loss) gain on investments         (411,001)        6,333,554
Net unrealized depreciation of investments                 (34,686,504)      (36,885,623)
                                                          ------------      ------------
     TOTAL NET ASSETS                                      180,197,951       181,860,083
                                                          ------------      ------------
     TOTAL LIABILITIES AND NET ASSETS                     $201,542,543      $203,532,383
                                                          ============      ============
COMMON SHARES ISSUED AND OUTSTANDING                         8,836,464         8,751,021
                                                          ============      ============
NET ASSET VALUE PER SHARE                                 $      20.39      $      20.78
                                                          ============      ============


                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
2

CONSOLIDATED STATEMENTS OF OPERATIONS             MASSMUTUAL CORPORATE INVESTORS
For the three months ended March 31, 2003 and 2002
(Unaudited)


                                                              2003              2002
                                                          ------------      ------------
INVESTMENT INCOME:
Interest                                                  $  4,075,579      $  4,711,336
Dividends                                                      166,962            99,051
                                                          ------------      ------------
     TOTAL INVESTMENT INCOME                                 4,242,541         4,810,387
                                                          ------------      ------------

EXPENSES:
Management fees                                                678,286           684,542
Trustees' fees and expenses                                     31,167            38,228
Transfer agent/registrar's expenses                             12,000            12,000
Interest                                                       378,746           378,336
Reports to shareholders                                         35,800            25,200
Audit and legal                                                 36,700            16,350
Other                                                           74,264            68,725
                                                          ------------      ------------
     TOTAL EXPENSES                                          1,246,963         1,223,381
                                                          ------------      ------------
NET INVESTMENT INCOME
(2003 - $0.34 PER SHARE; 2002 - $0.41 PER SHARE)             2,995,578         3,587,006
                                                          ------------      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                             2,243,874         4,253,579
Net change in unrealized depreciation of investments         3,537,494        (1,613,526)
                                                          ------------      ------------
     NET GAIN ON INVESTMENTS                                 5,781,368         2,640,053
                                                          ------------      ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $  8,776,946      $  6,227,059
                                                          ============      ============




                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS             MASSMUTUAL CORPORATE INVESTORS
For the three months ended March 31, 2003 and 2002
(Unaudited)


                                                              2003              2002
                                                          ------------      ------------
NET DECREASE IN CASH:
Cash flows from operating activities:
 Interest and dividends received                          $  2,798,542      $  3,534,200
 Interest expense paid                                        (378,746)         (378,336)
 Operating expenses paid                                      (805,366)         (511,200)
                                                          ------------      ------------
     NET CASH PROVIDED BY OPERATING ACTIVITIES               1,614,430         2,644,664
                                                          ------------      ------------

Cash flows from investing activities:
 Purchases/Proceeds/Maturities from short-term
   portfolio securities, net                                (3,096,274)        9,301,796
 Purchase of portfolio securities                          (17,374,362)      (23,045,763)
 Proceeds from disposition of portfolio securities          20,745,320        12,955,617
                                                          ------------      ------------
     NET CASH PROVIDED BY (USED FOR)
     INVESTING ACTIVITIES                                      274,684          (788,350)
                                                          ------------      ------------
     NET CASH PROVIDED BY OPERATING
     AND INVESTING ACTIVITIES                                1,889,114         1,856,314
                                                          ------------      ------------

Cash flows from financing activities:
 Increase in receipts for shares issued on
   reinvestment of dividends                                   392,574           520,477
 Cash dividends paid from net investment income             (3,173,891)       (4,100,864)
                                                          ------------      ------------

     NET CASH USED FOR FINANCING ACTIVITIES                 (2,781,317)       (3,580,387)
                                                          ------------      ------------

NET DECREASE IN CASH                                          (892,203)       (1,724,073)
Cash - beginning of year                                     1,051,378         2,279,910
                                                          ------------      ------------
CASH - END OF PERIOD                                      $    159,175      $    555,837
                                                          ============      ============


RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET
 CASH FROM OPERATING AND INVESTING ACTIVITIES:

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $  8,776,946      $  6,227,059
                                                          ------------      ------------

 (Increase) decrease in investments                         (6,206,106)        8,699,065
 Increase in interest and dividends receivable, net         (1,140,651)         (900,790)
 Decrease (increase) in receivable for investments sold         49,095       (12,863,920)
 Increase in other assets                                           --           (19,492)
 Increase in payable for investments purchased                 346,978           380,545
 Increase in management fee payable                             34,515            26,123
 Increase in accounts payable                                       --           334,246
 Increase (decrease) in accrued expenses                        28,337           (26,522)
                                                          ------------      ------------
     TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS        (6,887,832)       (4,370,745)
                                                          ------------      ------------
     NET CASH PROVIDED BY OPERATING AND INVESTING
     ACTIVITIES                                           $  1,889,114      $  1,856,314
                                                          ============      ============


                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
4

CONSOLIDATED STATEMENTS OF                        MASSMUTUAL CORPORATE INVESTORS
CHANGES IN NET ASSETS
For the three months ended March 31, 2003 and 2002
(Unaudited)



                                                              2003              2002
                                                          ------------      ------------
INCREASE IN NET ASSETS:

OPERATIONS:
 Net investment income                                    $  2,995,578      $  3,587,006
 Net realized gain on investments                            2,243,874         4,253,579
 Net change in unrealized depreciation of investments        3,537,494        (1,613,526)
                                                          ------------      ------------
 Net increase in net assets resulting from operations        8,776,946         6,227,059

 Net increase in shares of beneficial interest transactions    392,574           520,477
                                                          ------------      ------------
     TOTAL INCREASE IN NET ASSETS                            9,169,520         6,747,536


NET ASSETS, BEGINNING OF YEAR                              171,028,431       175,112,547
                                                          ------------      ------------

NET ASSETS, END OF PERIOD (INCLUDING UNDISTRIBUTED NET
 INVESTMENT INCOME IN 2003 - $4,821,133;
 2002 - $3,821,214)                                       $180,197,951      $181,860,083
                                                          ============      ============




                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED SELECTED PER SHARE DATA              MASSMUTUAL CORPORATE INVESTORS
Selected data for each share of beneficial interest outstanding for the periods ended:


                                                          For the three
                                                          months ended        For the
                                                            3/31/2003        year ended
                                                           (Unaudited)       12/31/2002
                                                          ------------      ------------
Net asset value:
Beginning of year                                         $      19.40      $      20.07
                                                          ------------      ------------

Net investment income                                             0.34              1.53
Net realized and unrealized gain (loss) on investments            0.65             (0.59)
                                                          ------------      ------------

Total from investment operations                                  0.99              0.94
                                                          ------------      ------------

Dividends from net investment income to common shareholders         --             (1.44)
Distributions from net realized gain on investments to
 common shareholders                                                --             (0.18)
Change from issuance of shares                                      --              0.01
                                                          ------------      ------------

Total distributions                                                 --             (1.61)
                                                          ------------      ------------
Net asset value:
End of period                                             $      20.39      $      19.40
                                                          ============      ============
Per share market value:
End of period                                             $      19.67      $      19.49
                                                          ============      ============

Total investment return:
 Market value                                                     0.92%*            1.35%
 Net asset value                                                  5.10%*            4.80%

Net assets (in millions):
 End of period                                            $     180.20      $     171.03

Ratio of operating expenses to average net assets                 0.50%*            1.82%
Ratio of interest expenses to average net assets                  0.21%*            0.86%
Ratio of total expenses to average net assets                     0.71%*            2.68%
Ratio of net investment income to average net assets              1.71%*            7.65%
Portfolio turnover                                                9.78%*           34.02%


*Percentages represent results for the period and are not annualized.


                 See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
6

CONSOLIDATED SCHEDULE OF INVESTMENTS              MASSMUTUAL CORPORATE INVESTORS
March 31, 2003
(Unaudited)

                                                                  Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES - 91.25%:(A)                   or Principal Amount       Date            Cost         Fair Value
                                                               -------------------   -----------    ------------     ------------
PRIVATE PLACEMENT INVESTMENTS - 87.96%
ADORN, INC.
A manufacturer of wall panels, cabinets, moldings and
countertops for houses and recreational vehicles.
  12.5% Subordinated Note due 2010                               $   2,125,000          2/29/00     $  1,880,651     $  2,167,500
  Warrant, exercisable until 2010, to purchase
    common stock at $.02 per share (B)                                364 shs.          2/29/00          307,759          189,581
                                                                                                    ------------     ------------
                                                                                                       2,188,410        2,357,081
                                                                                                    ------------     ------------
ADVENTURE ENTERTAINMENT CORPORATION
An owner and operator of themed family entertainment
centers.
  19% Senior Subordinated Note due 2004 (B)                      $     207,048          12/9/99          207,048           10,353
                                                                                                    ------------     ------------

ALPHA SHIRT COMPANY
A domestic distributor of imprintable apparel and other
related items.
  12% Senior Subordinated Note due 2007                          $   3,181,500          4/30/99        2,891,714        3,245,130
  Common Stock (B)                                                  1,060 shs.          4/30/99        1,059,950        2,484,557
   Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                               576 shs.          4/30/99          445,410        1,351,071
                                                                                                    ------------     ------------
                                                                                                       4,397,074        7,080,758
                                                                                                    ------------     ------------
AMERICA'S BODY CO., INC.
A designer and manufacturer of commercial work vehicles.
  12% Senior Subordinated Note Due 2007                          $   3,500,000          11/2/98        3,175,267        2,800,000
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                 58 shs.          11/2/98          513,333                1
                                                                                                    ------------     ------------
                                                                                                       3,688,600        2,800,001
                                                                                                    ------------     ------------
AMES TRUE TEMPER GROUP
A leading manufacturer and distributor of non-powered
lawn and garden tools and accessories in North America.
  13% Senior Subordinated Note due 2010                          $   1,888,889          1/14/02        1,883,871        1,951,107
  10% Preferred Stock                                                 161 shs.                *          161,093          159,993
  Class A Common Stock (B)                                          2,105 shs.          2/28/02            2,105            1,684
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                              5,018 shs.          1/14/02            5,018               50
                                                                                                    ------------     ------------
                                                                                                       2,052,087        2,112,834
                                                                                                    ------------     ------------
BEACON MEDICAL PRODUCTS, INC.
A designer, manufacturer and marketer of medical air and
gas distribution systems.
  Senior Secured Floating Rate Revolving Credit
    Facility due 2007                                            $      62,847           4/9/02           62,847           62,312
  Senior Secured Tranche A Floating Rate Note due 2008           $   1,133,307           4/9/02        1,133,307        1,126,401
  12% Senior Secured Note due 2010                               $     721,196           4/9/02          602,152          737,649
  Limited Partnership Interest of Riverside Capital
    Appreciation Fund IV, L.P. (B)                                  2.29% int.           4/9/02          152,329          121,863
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                              1,390 shs.           4/9/02          127,497               14
                                                                                                    ------------     ------------
                                                                                                       2,078,132        2,048,239
                                                                                                    ------------     ------------

*2/28/02 and 11/15/02.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.)      MASSMUTUAL CORPORATE INVESTORS
March 31, 2003
(Unaudited)

                                                                  Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                or Principal Amount       Date            Cost         Fair Value
                                                               -------------------   -----------    ------------     ------------
BETA BRANDS, INC. - T.S.E.
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market.
  Senior Secured Tranche A Floating Rate
    Note due 2004 (B)                                            $   2,127,412         12/23/97     $  2,127,411     $    531,853
  17.75% Senior Secured Tranche B Note
    due 2005 (B)                                                 $     802,824         12/23/97          802,823          200,706
  Preference Shares (B)                                           360,018 shs.          2/14/02                2             --
  Limited Partnership Interest of CM Equity Partners (B)            6.27% int.         12/22/97          832,197             --
  Warrant, exercisable until 2005, to purchase
    common stock at $.81 per share (B)                            214,419 shs.         12/23/97             --               --
                                                                                                    ------------     ------------
                                                                                                       3,762,433          732,559
                                                                                                    ------------     ------------
BETTER MINERALS & AGGREGATES
A producer of high grade industrial and specialty silica sands.
  14% Redeemable Preferred Stock                                      997 shs.          9/30/99          545,858          108,991
  Convertible Preferred Stock Series A and B, convertible
    into common stock at $9.26 per share (B)                      126,003 shs.         12/19/96        1,166,700             --
  Common Stock (B) 20,027 shs. 9/30/99 799,068 -
  Warrants, exercisable until 2005 and 2010, to
    purchase common stock at $.01 per share (B)                    11,399 shs.                *          128,502             --
                                                                                                    ------------     ------------
                                                                                                       2,640,128          108,991
                                                                                                    ------------     ------------
C & K FINANCING COMPANY LLC
A holding company formed to hold C & K Manufacturing.
  8% Senior Note due 2004 (B)                                    $      67,637         12/24/02           67,637            6,764
                                                                                                    ------------     ------------

C & M CONVEYOR, INC.
A manufacturer and supplier of material handling systems
to the corrugated sheet and container industry.
  9.5% Senior Secured Term Note due 2007                         $ 1,233,434            9/13/02        1,233,434        1,229,722
  11% Senior Subordinated Note due 2010                          $ 838,102              9/13/02          781,683          836,409
  Common Stock (B)                                                316,265 shs.          9/13/02          316,265          253,012
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                            137,175 shs.          9/13/02           60,250            1,372
                                                                                                    ------------     ------------
                                                                                                       2,391,632        2,320,515
                                                                                                    ------------     ------------
CAINS FOODS, L.P.
A producer of mayonnaise and sauce products for both the
retail and food service markets.
  8% Junior Subordinated Convertible
    Note due 2004, convertible into partnership
    points at $1,388.89 per point                                $     108,108          9/29/95          108,108          113,611
  Warrant, exercisable until 2004, to purchase
    partnership points at $.01 per point (B)                           39 pts.          9/29/95           50,261             --
                                                                                                    ------------     ------------
                                                                                                         158,369          113,611
                                                                                                    ------------     ------------
CAPESUCCESS LLC
A provider of diversified staffing services.
  Preferred Membership Interests (B)                                1,882 int.          4/29/00            8,396              420
  Common Membership Interests (B)                                  24,318 int.          4/29/00          108,983            5,442
                                                                                                    ------------     ------------
                                                                                                         117,379            5,862
                                                                                                    ------------     ------------

*12/19/96 and 9/30/99.
--------------------------------------------------------------------------------
8

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.)      MASSMUTUAL CORPORATE INVESTORS
March 31, 2003
(Unaudited)

                                                                  Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                or Principal Amount       Date            Cost         Fair Value
                                                               -------------------   -----------    ------------     ------------
CAPITOL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging
pharmaceuticals products.
  Common Stock (B)                                                    109 shs.                *     $        503     $        403
                                                                                                    ------------     ------------

CHAPARRAL RESOURCES, INC. - O.T.C.
An international oil and gas exploration and production company.
  Common Stock (B)                                                    164 shs.          12/3/97            6,395              148
                                                                                                    ------------     ------------

COINING CORPORATION OF AMERICA LLC
A manufacturer of close tolerance parts and metal stampings.
  Senior Secured Floating Rate Revolving Credit
    Facility due 2006                                            $      75,617           1/7/02           75,617           74,479
  Senior Secured Floating Rate Tranche A Note due 2007           $   1,253,087          6/26/01        1,253,087        1,219,477
    12% Senior Secured Tranche B Note due 2008                   $     648,148          6/26/01          581,853          665,175
  Limited Partnership Interest (B)                                    324 shs.          6/26/01          324,074          259,259
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                            107,036 shs.          6/26/01           79,398            1,070
                                                                                                    ------------     ------------
                                                                                                       2,314,029        2,219,460
                                                                                                    ------------     ------------
COLIBRI HOLDINGS CORPORATION
A manufacturer and distributor of wild bird feeders and
accessories.
  12.5% Senior Subordinated Note due 2008                        $   1,593,750          9/22/00        1,379,222        1,589,995
  28% Preferred Stock                                                  71 shs.          11/2/01           70,833           71,093
  Common Stock (B)                                                  1,429 shs.          9/22/00          531,250          478,120
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                843 shs.          9/22/00          265,625                8
                                                                                                    ------------     ------------
                                                                                                       2,246,930        2,139,216
                                                                                                    ------------     ------------
CONSUMER PRODUCT ENTERPRISES, INC.
A manufacturer of colored acrylic felt for consumer use.
  Senior Secured Floating Rate Revolving Credit
    Note due 2003                                                $ 353,740              12/8/95          353,740          141,496
  10.75% Senior Secured Term Note due 2003                       $ 413,630              12/8/95          413,630          165,452
  Senior Secured Floating Rate Term Note due 2003                $ 207,630              12/8/95          207,630           83,052
  12% Senior Subordinated Note due 2005                          $ 800,575              12/8/95          782,883          160,115
  Common Stock (B)                                                184,560 shs.          12/8/95          184,560             --
  Warrant, exercisable until 2005, to purchase
    common stock at $.01 per share (B)                            138,420 shs.          12/8/95           50,853             --
                                                                                                    ------------     ------------
                                                                                                       1,993,296          550,115
                                                                                                    ------------     ------------
CORVEST GROUP, INC.
A manufacturer and distributor of promotional products.
  12% Senior Subordinated Note due 2007                          $   3,863,636               **        3,677,100        3,529,360
  Common Stock (B)                                                     56 shs.               **           96,591           57,949
  Limited Partnership Interest (B)                                 19.32% int.               **          286,772          172,061
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                183 shs.               **          297,203          189,347
                                                                                                    ------------     ------------
                                                                                                       4,357,666        3,948,717
                                                                                                    ------------     ------------

**12/30/97 and 5/29/99.
**3/5/99 and 3/24/99.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.)      MASSMUTUAL CORPORATE INVESTORS
March 31, 2003
(Unaudited)

                                                                  Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                or Principal Amount       Date            Cost         Fair Value
                                                               -------------------   -----------    ------------     ------------
DELSTAR HOLDINGS CORPORATION
A manufacturer of plastic netting for a wide variety of industries.
Convertible Preferred Stock, convertible into common
stock at $12.16 per share (B)                                       3,514 shs.          10/5/01     $    427,153     $        342
                                                                                                    ------------     ------------

DEXTER MAGNETICS TECHNOLOGIES, INC.
A designer, fabricator, assembler and distributor of industrial magnets and subassemblies in North America and Europe.
  12% Senior Subordinated Note due 2006                          $   1,231,884          7/19/01        1,076,543        1,198,471
  Common Stock (B)                                                    585 shs.          7/19/01          585,145          409,605
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                                297 shs.          7/19/01          250,611                3
                                                                                                    ------------     ------------
                                                                                                       1,912,299        1,608,079
                                                                                                    ------------     ------------
DHD HEALTHCARE, INC.
A designer, manufacturer and distributor of plastic, noninvasive medical devices used for respiratory care.
  Senior Secured Floating Rate Tranche A Note due 2008           $   1,123,827           2/8/01        1,123,827        1,123,827
  12% Senior Secured Tranche B Note due 2009                     $     451,173           2/8/01          386,721          451,173
  Limited Partnership Interests of Riverside Capital
    Appreciation Fund III, L.P. (B)                                 2.81% int.           2/8/01          163,896          236,010
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                927 shs.           2/8/01           82,030          155,783
                                                                                                    ------------     ------------
                                                                                                       1,756,474        1,966,793
                                                                                                    ------------     ------------
DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name automotive security systems, audio products and installation accessories.
  12% Senior Subordinated Note due 2007                          $ 3,355,267           12/22/99        3,058,189        3,422,373
  8% Convertible Class B Subordinated
    Promissory Note due 2008                                     $ 89,442              12/22/99           89,061           93,387
  Class B Common Stock (B)                                         26,097 shs.         12/22/99          260,965          234,869
  Limited Partnership Interest                                      8.70% int.         12/22/99          539,268          485,342
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                             45,255 shs.         12/22/99          413,816              453
                                                                                                    ------------     ------------
                                                                                                       4,361,299        4,236,424
                                                                                                    ------------     ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment
maintenance services and temporary production labor to
industrial customers.
  Membership Interests of MM/Lincap
  Diversco Investments Ltd. LLC (B)                                27.19% int.          8/27/98          734,090             --
  Preferred Stock (B)                                               3,278 shs.         12/14/01        2,784,133        1,113,655
  Warrants, exercisable until 2011, to purchase common
    stock of DHI Holdings, Inc. at $.01 per share (B)              13,352 shs.                *          403,427             --
                                                                                                    ------------     ------------
                                                                                                       3,921,650        1,113,655
                                                                                                    ------------     ------------

*10/24/96 and 8/28/98.
--------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.)      MASSMUTUAL CORPORATE INVESTORS
March 31, 2003
(Unaudited)

                                                                  Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                or Principal Amount       Date            Cost         Fair Value
                                                               -------------------   -----------    ------------     ------------
DT INDUSTRIES, INC.
A designer and manufacturer of automated production
systems used to assemble, test or package industrial and
consumer products.
  7.16% Convertible Preferred Stock, convertible into
    common stock at $14 per share (B)                              20,000 shs.          6/12/97     $  1,000,000     $    300,000

EAGLE WINDOW & Door Holdings Co.
A manufacturer of wood and aluminum-clad wood
windows and doors.
  12% Senior Subordinated Note due 2010                          $   1,900,000           5/6/02        1,632,445        1,986,852
  Common Stock (B)                                                    225 shs.           5/6/02          225,000          202,500
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                441 shs.           5/6/02          285,000                4
                                                                                                    ------------     ------------
                                                                                                       2,142,445        2,189,356
                                                                                                    ------------     ------------
EAST RIVER VENTURES I, L.P.
An acquirer of controlling or substantial interests in other entities.
  Limited Partnership Interest (B)                                 32,191 int.           1/1/01           31,000           39,814
                                                                                                    ------------     ------------


ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural
medicines and nutritional supplements.
  13% Senior Subordinated Note due 2004 (B)                      $   1,593,750          9/17/02        1,349,781        1,115,625
  Limited Partnership Interest (B)                                  1.32% int.          3/30/00          531,250           53,125
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                478 shs.          3/30/00          255,000                5
                                                                                                    ------------     ------------
                                                                                                       2,136,031        1,168,755
                                                                                                    ------------     ------------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control
center systems.
  Senior Secured Tranche A Floating Rate Note due 2004           $     242,000          1/21/03          242,000          242,000
  Senior Secured Tranche A Floating Rate Note due 2006           $     974,300           3/2/98          974,300          633,295
  8.85% Senior Secured Tranche A Note due 2006                   $     974,300           3/2/98          974,300          633,295
  11.75% Senior Secured Tranche B Note due 2006                  $     700,000           3/2/98          642,897          455,000
  Senior Secured Floating Rate Revolving Credit
    Facility due 2006                                            $     984,242           3/2/98          984,242          639,758
  Convertible Preferred Stock, convertible on a one share
    for one share basis into non voting common stock (B)          293,071 shs.          1/21/03                1               29
  Common Stock (B)                                                 26,906 shs.          2/11/98           94,880            9,488
  Limited Partnership Interest of CM
    Equity Partners (B)                                           126,445 int.          2/11/98          126,648           12,665
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                             34,783 shs.           3/2/98          112,000              348
                                                                                                    ------------     ------------
                                                                                                       4,151,268        2,625,878
                                                                                                    ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.)      MASSMUTUAL CORPORATE INVESTORS
March 31, 2003
(Unaudited)

                                                                  Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                or Principal Amount       Date            Cost         Fair Value
                                                               -------------------   -----------    ------------     ------------
EVOLVE SOFTWARE, INC.
A provider of software for automating professional
services organizations.
Common Stock (B)                                                        4 shs.          4/20/01     $        735     $       --
                                                                                                    ------------     ------------

EXAMINATION MANAGEMENT SERVICES, INC.
A national full-service evidence provider to the insurance
industry and a provider of occupational health testing.
  12% Senior Subordinated Note due 2007                          $   2,109,637          3/16/99        1,998,980        1,659,241
  Limited Partnership Interest (B)                                  5.27% int.           3/2/99        2,140,363        1,284,218
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                             77,233 shs.          3/16/99          175,803              772
                                                                                                    ------------     ------------
                                                                                                       4,315,146        2,944,231
                                                                                                    ------------     ------------
FAIRMARKET, INC.
A developer and deliverer of e-business selling and marketing solutions for retailers, distributors and manufacturers.
  Common Stock (B)                                                    217 shs.          4/20/01              371              312
                                                                                                    ------------     ------------

FASTENERS FOR RETAIL, INC.
A designer and marketer of low-cost fasteners for point of
purchase displays and signage in retail environments.
  12.5% Senior Subordinated Note due 2007                        $   3,650,000         12/22/99        3,315,111        3,723,000
  Class B common Stock (B)                                            600 shs.         12/22/99          600,000        1,227,614
  Warrant, exercisable until 2007, to purchase
    common stock at $.02 per share (B)                                589 shs.         12/22/99          462,927        1,204,545
                                                                                                    ------------     ------------
                                                                                                       4,378,038        6,155,159
                                                                                                    ------------     ------------
G C-SUN HOLDINGS, L.P.
A value-added national distributor of maintenance, repair
and operating supplies such as fasteners, electrical
components and tools.
  12% Senior Subordinated Note due 2008 (B)                      $   1,725,000           3/2/00        1,451,784        1,293,750
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                880 shs.           3/2/00          347,288                9
                                                                                                    ------------     ------------
                                                                                                       1,799,072        1,293,759
                                                                                                    ------------     ------------
GRAND EXPEDITIONS, INC.
A luxury travel tour operation provider.
  Preferred Stock (B)                                              21,250 shs.          6/21/01        1,117,466          225,000
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                            282,443 shs.          6/21/01        1,007,534            2,824
                                                                                                    ------------     ------------
                                                                                                       2,125,000          227,824
                                                                                                    ------------     ------------
HAMILTON FUNERAL SERVICES CENTERS, INC.
The largest privately held owner and operator of funeral
homes in the United States.
  16.5% Senior Subordinated Note due 2007 (B)                    $   3,802,712                *        3,697,924          380,271
  Warrant, exercisable until 2007, to purchase
    common stock at $1 per share (B)                              338,280 shs.                *           48,447             --
                                                                                                    ------------     ------------
                                                                                                       3,746,371          380,271
                                                                                                    ------------     ------------

*1/25/99 and 7/16/99.
--------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.)      MASSMUTUAL CORPORATE INVESTORS
March 31, 2003
(Unaudited)

                                                                  Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                or Principal Amount       Date            Cost         Fair Value
                                                               -------------------   -----------    ------------     ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in
manufacturing and marketing entities.
  Series A Preferred Units (B)                                      1.22% int.          7/21/94     $    399,981     $    150,000
                                                                                                    ------------     ------------

HUSSEY SEATING CORPORATION
A manufacturer of spectator seating products.
  Senior Secured Floating Rate Revolving Note due 2006           $     819,027          6/12/96          819,027          807,042
  Senior Secured Floating Rate Note due 2006                     $     863,438                *          863,438          850,803
  12% Senior Subordinated Note due 2006                          $   1,350,000          3/31/03        1,223,211        1,162,048
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                              4,771 shs.               **          225,000               48
                                                                                                    ------------     ------------
                                                                                                       3,130,676        2,819,941
                                                                                                    ------------     ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network
systems for the industrial and office environments.
  11% Senior Secured Note due 2007                               $   1,586,131           6/1/00        1,586,131        1,432,084
  13% Senior Secured Note due 2007                               $      65,459          2/28/03           65,459           59,102
  Common Stock (B)                                                    228 shs.           6/1/00          262,200          131,100
                                                                                                    ------------     ------------
                                                                                                       1,913,790        1,622,286
                                                                                                    ------------     ------------
JACKSON PRODUCTS, INC.
A manufacturer and distributor of a variety of industrial
and highway safety products.
  Common Stock (B)                                                    226 shs.          8/16/95           22,634              226
  Warrant, exercisable until 2005, to purchase
    common stock at $.01 per share (B)                              1,042 shs.          8/16/95           95,627            1,031
                                                                                                    ------------     ------------
                                                                                                         118,261            1,257
                                                                                                    ------------     ------------
JASON, INC.
A diversified manufacturing company serving various
industrial markets.
  13% Senior Subordinated Note due 2008                          $     963,687           8/4/00          871,157          953,543
  14% Cumulative Redeemable Preferred Stock Series A (B)              289 shs.           8/4/00          289,224          282,997
  Limited Partnership Interests of
    Saw Mill Capital Fund II, L.P. (B)                              2.52% int.           8/3/00          886,506          664,880
  Warrants, exercisable until 2008 and 2009, to purchase
    common stock at $.01 per share (B)                             50,870 shs.           8/4/00          115,412              509
                                                                                                    ------------     ------------
                                                                                                       2,162,299        1,901,929
                                                                                                    ------------     ------------
KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns, kits and
notions to consumers.
  Senior Secured Floating Rate Revolving Note Due 2005           $      91,732          6/16/00           91,732           91,263
  Senior Secured Floating Rate Tranche A Note due 2007           $   1,031,984          6/16/00        1,031,984        1,017,818
  12% Senior Secured Tranche B Note due 2008                     $     550,392          6/16/00          515,404          572,350
  Limited Partnership Interest of
    Riverside XVI Holding Company, L.P. (B)                         5.29% int.          6/12/00          333,459          297,425
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                              1,108 shs.          6/12/00           45,866               11
                                                                                                    ------------     ------------
                                                                                                       2,018,445        1,978,867
                                                                                                    ------------     ------------

**6/12/96 and 8/3/01.
**6/12/96 and 1/19/00.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.)      MASSMUTUAL CORPORATE INVESTORS
March 31, 2003
(Unaudited)

                                                                  Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                or Principal Amount       Date            Cost         Fair Value
                                                               -------------------   -----------    ------------     ------------
KENAN-ADVANTAGE TRANSPORT COMPANY
A transporter of light petroleum, petrochemicals,
lubricants and residual fuels.
  12.5% Senior Subordinated Note due 2009                        $   1,817,435          4/30/01     $  1,817,435     $  1,890,132
  Preferred Stock (B)                                                 307 shs.          4/30/01          307,000          276,300
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                269 shs.          4/30/01               14                3
                                                                                                    ------------     ------------
                                                                                                       2,124,449        2,166,435
                                                                                                    ------------     ------------
LANCASTER LABORATORIES, INC.
One of the largest laboratory testing operations in the
United States.
  12% Senior Subordinated Note due 2007                          $   1,669,643          9/25/00        1,402,926        1,669,643
  Common Stock (B)                                                455,357 shs.          9/25/00          455,357          409,821
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                            405,485 shs.          9/25/00          348,348            4,055
                                                                                                    ------------     ------------
                                                                                                       2,206,631        2,083,519
                                                                                                    ------------     ------------
LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external
accessories for new and used sport utility vehicles, trucks
and vans.
  12.5% Senior Subordinated Note due 2006                        $   3,845,000                *        3,386,987        3,921,900
  Common Stock (B)                                                  5,800 shs.                *          406,003          247,115
  Warrant, exercisable until 2006, to purchase
    common stock at $.11 per share (B)                             15,572 shs.                *          602,127          663,461
                                                                                                    ------------     ------------
                                                                                                       4,395,117        4,832,476
                                                                                                    ------------     ------------
MOSS, INC.
A manufacturer and distributor of large display and exhibit
structures.
  Senior Secured Floating Rate Revolving Note due 2005           $     184,910          9/21/00          184,910          129,436
  Senior Secured Floating Rate Tranche A Note due 2007           $   1,302,775          9/21/00        1,302,775          911,942
  12% Senior Secured Tranche B Note due 2008                     $     420,250          9/21/00          388,245          294,175
  Limited Partnership Interest of
    Riverside Capital Appreciation Fund I, L.P. (B)                 6.23% int.               **          311,466          155,733
  Warrant, exercisable until 2008, to purchase
    common stock at $100 per share (B)                                463 shs.          9/21/00           40,344                5
                                                                                                    ------------     ------------
                                                                                                       2,227,740        1,491,291
                                                                                                    ------------     ------------
MUSTANG VENTURES COMPANY
A natural gas gathering and processing operation located in
Oklahoma and Texas.
  11.5% Subordinated Note due 2011                               $     566,667         12/11/02          465,410          580,972
  8.5% Redeemable Preferred Stock                                 155,833 shs.         12/11/02        1,108,087        1,097,836
  Warrant, exercisable until 2012, to purchase
    common stock at $0.01 per share (B)                            18,425 shs.         12/11/02          553,539          414,562
                                                                                                    ------------     ------------
                                                                                                       2,127,036        2,093,370
                                                                                                    ------------     ------------

**12/23/98 and 1/28/99.
**9/20/00 and 5/23/02.
--------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.)      MASSMUTUAL CORPORATE INVESTORS
March 31, 2003
(Unaudited)

                                                                  Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                or Principal Amount       Date            Cost         Fair Value
                                                               -------------------   -----------    ------------     ------------
NEFF MOTIVATION, INC.
A manufacturer and distributor of customized awards and
sportswear to schools.
12.5% Senior Subordinated Note due 2011                          $   1,062,500          1/31/03     $    883,218     $  1,072,115
Warrant, exercisable until 2011, to purchase
common stock at $.01 per share (B)                                    212 shs.          1/31/03          180,625                2
                                                                                                    ------------     ------------
                                                                                                       1,063,843        1,072,117
                                                                                                    ------------     ------------
NPC, INC.
A manufacturer of flexible connectors and equipment used
in the installation of sewers and storm drain pipelines.
  Senior Secured Floating Rate Revolving Note due 2006           $     363,618          6/25/99          363,618          350,990
  Senior Secured Floating Rate Note due 2006                     $   2,398,093          6/25/99        2,398,021        2,311,356
  12% Senior Secured Tranche B Note due 2007                     $     978,814          6/25/99          883,072          969,178
  Limited Partnership Interest of Riverside XIII
    Holding Company L.P. (B)                                        3.49% int.          6/11/99          296,876          221,438
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                201 shs.          6/25/99          142,373                2
                                                                                                    ------------     ------------
                                                                                                       4,083,960        3,852,964
                                                                                                    ------------     ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the
automotive industry.
  9% Senior Secured Note due 2009                                $     812,500          1/28/02          812,500          836,953
  11.5% Senior Subordinated Note due 2012                        $   1,500,000          1/28/02        1,348,675        1,539,419
  Common Stock (B)                                                312,500 shs.          1/28/02          312,500          281,250
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                            243,223 shs.          1/28/02          162,045            2,432
                                                                                                    ------------     ------------
                                                                                                       2,635,720        2,660,054
                                                                                                    ------------     ------------
OLYMPIC SALES, INC.
An operator of boat dealerships in Washington state,
Wisconsin, Minnesota and British Columbia.
  12% Senior Subordinated Note due 2006                          $   2,774,000           8/7/98        2,592,560        2,219,200
  12% Senior Subordinated Note due 2008                          $     307,071           2/9/00          279,530          245,657
  Limited Partnership Interest of Riverside VIII, VIII-A
    and VIII-B Holding Company, L.P. (B)                        1,531,251 shs.                *        1,542,224          798,930
  Warrants, exercisable until 2007and 2008, to purchase
    common stock at $.01 per share (B)                             28,648 shs.               **          389,188              287
                                                                                                    ------------     ------------
                                                                                                       4,803,502        3,264,074
                                                                                                    ------------     ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care and food packaging markets.
  12% Senior Subordinated Note due 2008                          $   2,125,000         12/19/00        1,907,996        2,188,192
  Membership Interests of MM/Lincap
    PPI Investments, Inc., LLC (B)                                  2.42% int.         12/21/00          265,625          212,500
                                                                                                    ------------     ------------
                                                                                                       2,173,621        2,400,692
                                                                                                    ------------     ------------

**8/7/98, 2/23/99, 12/22/99 and 2/25/03.
**8/7/98 and 2/9/00.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.)      MASSMUTUAL CORPORATE INVESTORS
March 31, 2003
(Unaudited)

                                                                  Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                or Principal Amount       Date            Cost         Fair Value
                                                               -------------------   -----------    ------------     ------------
PGT INDUSTRIES, INC.
A manufacturer of residential windows and patio doors and
a provider of custom patio rooms and porch enclosures.
  12% Senior Subordinated Notes due 2009                         $   1,965,000          1/29/01     $  1,745,290     $  2,023,950
  Common Stock (B)                                                    115 shs.          1/29/01          115,000          174,774
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                325 shs.          1/29/01          264,519          493,894
                                                                                                    ------------     ------------
                                                                                                       2,124,809        2,692,618
                                                                                                    ------------     ------------
PHARMACEUTICAL BUYERS, INC.
A group purchasing organization which specializes in
arranging and negotiating contracts for the purchase of
pharmaceutical goods and medical equipment.
  10.5% Senior Secured Note due 2005                             $     172,768         11/30/95          172,768          176,039
  10.5% Senior Secured Convertible Note due 2005,
    convertible into common stock at $50,000 per share           $     195,000         11/30/95          195,000          280,254
  Common Stock                                                          6 shs.         11/30/95          337,500          440,948
                                                                                                    ------------     ------------
                                                                                                         705,268          897,241
                                                                                                    ------------     ------------
P H I HOLDING COMPANY
A retailer of mid-priced gift items, home and garden decor,
accessories and other similar consumer products.
  12.5% Senior Subordinated Note due 2010                        $   2,125,000         10/25/02        1,917,790        2,231,250
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                351 shs.         10/25/02          212,500                4
                                                                                                    ------------     ------------
                                                                                                       2,130,290        2,231,254
                                                                                                    ------------     ------------
PLASSEIN PACKAGING CORPORATION
A manufacturer of flexible packaging products.
  13% Senior Subordinated Note due 2007 (B)                      $     763,608          8/15/00          664,988           76,361
  15% Junior Subordinated Note due 2008 (B)                      $      73,494         11/14/01           71,969             --
  12% Junior Subordinated Note due 2008 (B)                      $     658,905          8/15/00          459,101             --
  Convertible Preferred Stock, convertible into
    common stock at $1 per share (B)                              288,256 shs.          8/15/00          288,256             --
  Common Stock (B)                                                446,960 shs.          8/15/00          289,552             --
  Warrants, exercisable until 2007 and 2008, to purchase
    common stock at $.01 per share (B)                            482,594 shs.                *           95,840             --
                                                                                                    ------------     ------------
                                                                                                       1,869,706           76,361
                                                                                                    ------------     ------------
POLYMER TECHNOLOGIES, INC./POLI-TWINE WESTERN, INC.
A leading manufacturer of polypropylene twine for the hay
bailing marketplace.
  8% Senior Subordinated Note due 2010 (B)                       $     743,750          9/27/02          743,722          557,812
  Preferred Series A Stock (B)                                      1,062 shs.          9/27/02          958,922          239,730
  Preferred Series B Stock (B)                                        239 shs.          9/27/02          232,880           58,220
  Common Stock (B)                                                159,375 shs.           3/1/00           79,688             --
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                          7,375,899 shs.               **          109,789             --
                                                                                                    ------------     ------------
                                                                                                       2,125,001          855,762
                                                                                                    ------------     ------------

**8/15/00 and 11/14/01.
**3/1/00 and 9/27/02.
--------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.)      MASSMUTUAL CORPORATE INVESTORS
March 31, 2003
(Unaudited)

                                                                  Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                or Principal Amount       Date            Cost         Fair Value
                                                               -------------------   -----------    ------------     ------------
PRECISION DYNAMICS, INC.
A manufacturer of custom-designed solenoid valves and controls.
  Senior Secured Floating Rate Revolving Credit
    Facility due 2003                                            $     896,500          7/22/96     $    896,500     $    806,850
  Senior Secured Floating Rate Term Note due 2003                $   1,450,700          7/22/96        1,450,700        1,305,630
  12% Senior Secured Term Note due 2004                          $     489,000          7/22/96          469,187          440,100
  8% Preferred Stock (B)                                              374 shs.          7/22/96          231,964             --
  Common Stock (B)                                                    599 shs.          7/22/96           28,978             --
  Warrant, exercisable until 2004, to purchase
    common stock at $.01 per share (B)                                322 shs.          7/22/96           97,800             --
                                                                                                    ------------     ------------
                                                                                                       3,175,129        2,552,580
                                                                                                    ------------     ------------
PREMIUM FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.
  Limited Partnership Interest of MHD Holdings LLC (B)              1.29% int.          8/29/00          804,000          804,000
                                                                                                    ------------     ------------

PROCESS CHEMICALS LLC
A specialty chemical company that manufactures processed
chemicals for the fertilizer, asphalt and concrete industries.
  6% Redeemable Preferred Membership Interests                      2,525 int.                *        2,780,992        2,806,297
  Common Membership Interests                                       9,863 int.                *           13,049           40,958
                                                                                                    ------------     ------------
                                                                                                       2,794,041        2,847,255
                                                                                                    ------------     ------------
PROGRESSIVE SOFTWARE HOLDING, INC.
A designer and manufacturer of point-of-sale monitors and
keyboards used by retailers and restaurants.
  Common Stock (B)                                                729,946 shs.           7/9/02        3,500,003           13,139
                                                                                                    ------------     ------------

PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products,
related breeding and healthcare products and specialty
genetics sold to the dairy and beef industries.
  9.8% Redeemable Exchangeable Preferred Stock (B)                  1,004 shs.          8/12/94          100,350           25,088
  Common Stock (B)                                                  2,600 shs.               **          126,866             --
                                                                                                    ------------     ------------
                                                                                                         227,216           25,088
                                                                                                    ------------     ------------
PW EAGLE, INC. - O.T.C.
An extruder of small and medium diameter plastic pipe
and tubing in the United States.
  14% Senior Subordinated Note due 2007                          $   3,538,657          9/16/99        3,534,185        3,548,210
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                            197,040 shs.          9/16/99                1        1,124,310
                                                                                                    ------------     ------------
                                                                                                       3,534,186        4,672,520
                                                                                                    ------------     ------------

**7/31/97 and 1/4/99.
**11/14/01 and 8/12/94.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.)      MASSMUTUAL CORPORATE INVESTORS
March 31, 2003
(Unaudited)

                                                                  Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                or Principal Amount       Date            Cost         Fair Value
                                                               -------------------   -----------    ------------     ------------
RK POLYMERS LLC
A producer of styrenic block copolymers and highly
engineered synthetic elastomers.
  13% Senior Subordinated Notes due 2011                         $   2,125,000          2/28/01     $  1,919,531     $  2,205,937
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                212 shs.          2/28/01          205,469                2
                                                                                                    ------------     ------------
                                                                                                       2,125,000        2,205,939
                                                                                                    ------------     ------------
SABEX 2002, INC.
A Canadian specialty pharmaceutical company which
manufactures and distributes generic injectable drugs and
eye products.
  12% Senior Subordinated Note due 2009                          $   2,125,000          4/19/02        1,999,026        2,206,916
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                             51,088 shs.          4/19/02          138,052              511
                                                                                                    ------------     ------------
                                                                                                       2,137,078        2,207,427
                                                                                                    ------------     ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the
wood working industry.
  Senior Secured Floating Rate Tranche A Note due 2007           $   2,096,417           6/2/99        2,096,417        2,096,417
  12% Senior Secured Tranche B Note Due 2007                     $   1,130,652           6/2/99        1,130,652        1,141,959
  Class B Common Stock (B)                                          1,480 shs.           6/2/99          256,212          495,007
                                                                                                    ------------     ------------
                                                                                                       3,483,281        3,733,383
                                                                                                    ------------     ------------
SELIG ACQUISITION CORPORATION
A manufacturer of container sealing materials for bottles
used in consumer products.
  12% Senior Subordinated Note due 2009                          $   2,125,000          6/13/02        1,956,530        2,178,095
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                              2,011 shs.          6/13/02          182,023               20
                                                                                                    ------------     ------------
                                                                                                       2,138,553        2,178,115
                                                                                                    ------------     ------------
SHELTER ACQUISITION, INC.
A distributor of roofing supplies and products throughout
the Midwest.
  12.5% Senior Subordinated Note due 2008                        $   1,517,857           8/1/02        1,316,611        1,542,087
  Common Stock (B)                                                758,929 shs.                *          758,929          683,036
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                            263,444 shs.           8/1/02          216,446            2,634
                                                                                                    ------------     ------------
                                                                                                       2,291,986        2,227,757
                                                                                                    ------------     ------------
SNYDER INDUSTRIES, INC.
A manufacturer of proprietary rotationally molded
polyethylene containers.
  12.25% Senior Subordinated Note due 2007                       $   3,125,000          12/6/99        2,818,362        3,187,500
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                513 shs.          12/6/99          426,136                5
                                                                                                    ------------     ------------
                                                                                                       3,244,498        3,187,505
                                                                                                    ------------     ------------

*8/1/03 and 1/17/03.
--------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.)      MASSMUTUAL CORPORATE INVESTORS
March 31, 2003
(Unaudited)

                                                                  Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                or Principal Amount       Date            Cost         Fair Value
                                                               -------------------   -----------    ------------     ------------
STAR INTERNATIONAL, INC.
A manufacturer of commercial cooking appliances.
  11% Senior Secured Note due 2004                               $   2,282,975          1/25/00     $  2,237,606     $  2,282,972
  9.65% Senior Secured Note due 2004                             $     469,254          5/27/94          469,252          469,254
  10.5% Subordinated Note due 2004                               $     716,418          5/27/94          716,418          716,418
  Common Stock (B)                                                  4,310 shs.          5/27/94          259,735          933,184
  Warrant, exercisable until 2004, to purchase
    common stock at $.01 per share (B)                              4,621 shs.                *          171,830        1,000,423
                                                                                                    ------------     ------------
                                                                                                       3,854,841        5,402,251
                                                                                                    ------------     ------------
STRATEGIC EQUIPMENT & SUPPLY CORP., INC.
A provider of kitchen and restaurant design, equipment
fabrication and installation services.
  12% Senior Subordinated Note due 2008                          $   3,875,000          1/14/00        3,389,877        3,681,384
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                            106,539 shs.          1/14/00          658,751            1,065
                                                                                                    ------------     ------------
                                                                                                       4,048,628        3,682,449
                                                                                                    ------------     ------------
THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies, such as
safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
  12.5% Senior Subordinated Note due 2007                        $   2,712,000           2/5/98        2,491,597        2,712,000
  Common Stock (B)                                                    630 shs.           2/4/98          630,000          567,000
  Warrant, exercisable until 2006, to purchase
    common stock at $.01 per share (B)                                444 shs.           2/5/98          368,832                4
                                                                                                    ------------     ------------
                                                                                                       3,490,429        3,279,004
                                                                                                    ------------     ------------
THERMA-TRU CORPORATION
A manufacturer of residential exterior entry door systems.
  Limited Partnership Interest of KT
    Holding Company, L.P. (B)                                       0.52% int.           5/5/00          773,200          695,882
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                739 shs.           5/9/00          287,370           73,071
                                                                                                    ------------     ------------
                                                                                                       1,060,570          768,953
                                                                                                    ------------     ------------
TIDEWATER HOLDINGS, INC.
An operator of a barge transportation line on the
Columbia/Snake River system.
  17% Preferred Stock (B)                                             560 shs.         12/23/02          560,000          532,000
  Convertible Preferred Stock, convertible into
    common stock at $1,000 per share (B)                            1,120 shs.          7/25/96        1,120,000          896,000
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                474 shs.          7/25/96           48,216          379,008
                                                                                                    ------------     ------------
                                                                                                       1,728,216        1,807,008
                                                                                                    ------------     ------------
TINNERMAN-PALNUT ENGINEERED COMPONENTS
A manufacturer of precision engineered metal and plastic
fasteners and assembly components.
  12.75% Senior Subordinated Note due 2008                       $   1,875,000          12/6/01        1,875,000        1,899,141
  Membership Interests (B)                                        250,000 int.          12/6/01          250,000          225,000
                                                                                                    ------------     ------------
                                                                                                       2,125,000        2,124,141
                                                                                                    ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.)      MASSMUTUAL CORPORATE INVESTORS
March 31, 2003
(Unaudited)

                                                                  Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                or Principal Amount       Date            Cost         Fair Value
                                                               -------------------   -----------    ------------     ------------
TRONAIR, INC.
A designer, engineer and manufacturer of ground support
equipment for the business, commuter and commercial
aviation markets.
  10.5% Senior Secured Term Note due 2008                        $   1,974,022          1/20/00     $  1,974,022     $  1,917,403
  12% Senior Subordinated Note due 2010                          $   1,326,500          1/20/00        1,248,087        1,252,089
  Common Stock (B)                                                227,400 shs.          1/20/00          227,400          181,920
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                            260,563 shs.          1/20/00           98,540            2,606
                                                                                                    ------------     ------------
                                                                                                       3,548,049        3,354,018
                                                                                                    ------------     ------------
TRUSEAL TECHNOLOGIES, INC.
A manufacturer of sealant systems for the North American
window and door market.
  12.25% Senior Subordinated Note due 2006                       $   2,675,000          6/23/97        2,510,547        2,675,000
  Limited Partnership Interest (B)                                 10.04% int.          6/17/97          824,600          742,140
  Warrant, exercisable until 2006, to purchase
    limited partnership interests at $.01 per unit (B)              1,258 uts.          6/23/97          376,932           69,857
                                                                                                    ------------     ------------
                                                                                                       3,712,079        3,486,997
                                                                                                    ------------     ------------
TVI, INC.
A retailer of used clothing in the United States, Canada
and Australia.
  15.971% Senior Subordinated Note due 2008                      $   2,038,509           5/2/00        1,968,791        2,042,048
  Common Stock (B)                                                354,167 shs.           5/2/00          354,167          247,917
                                                                                                    ------------     ------------
                                                                                                       2,322,958        2,289,965
                                                                                                    ------------     ------------
USFLOW CORPORATION
A distributor of industrial pipes, valves and fittings.
  12.5% Senior Subordinated Note due 2007 (B)                    $   3,463,000         12/14/99        3,092,256          692,600
  Class B Common Stock (B)                                            664 shs.         12/14/99          664,200             --
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share (B)                                565 shs.         12/14/99          461,733             --
                                                                                                    ------------     ------------
                                                                                                       4,218,189          692,600
                                                                                                    ------------     ------------
VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in other entities.
  Series A Preferred Units (B)                                      0.15% int.          12/2/96                1                2
                                                                                                    ------------     ------------

VITEX PACKAGING, INC.
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags.
  12% Senior Subordinated Note due 2008                          $   2,045,265         12/18/00        1,908,872        2,186,604
  Limited Partnership Interest of Riverside VI
    Holding Company, L.P. (B)                                       4.80% int.                *          351,320          281,054
  Limited Partnership Interest of Riverside
    Capital Appreciation Fund II L.P. (B)                           0.75% int.         12/18/00           79,735           63,788
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                308 shs.               **          227,729                3
                                                                                                    ------------     ------------
                                                                                                       2,567,656        2,531,449
                                                                                                    ------------     ------------

**12/30/97 and 9/9/99.
**1/12/98 and 12/18/00.
--------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.)      MASSMUTUAL CORPORATE INVESTORS
March 31, 2003
(Unaudited)

                                                                  Shares, Units
                                                               Warrants, Ownership   Acquisition
CORPORATE RESTRICTED SECURITIES (A) (Continued)                or Principal Amount       Date            Cost         Fair Value
                                                               -------------------   -----------    ------------     ------------

WASHINGTON INVENTORY SERVICES, INC.
A provider of physical inventory taking and other related
services to retailers.
  12.5% Senior Subordinated Note due 2008                        $   1,646,881          11/3/00     $  1,607,009     $  1,644,293
  Senior Preferred Stock (B)                                        4,692 shs.          11/1/00          469,160          433,460
  Class B Common Stock (B)                                          8,959 shs.          11/1/00            8,959            8,063
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                              3,979 shs.          11/3/00           49,804               40
                                                                                                    ------------     ------------
                                                                                                       2,134,932        2,085,856
                                                                                                    ------------     ------------

WEASLER HOLDINGS LLC
A manufacturer of mechanical power transmission
components for the agricultural, lawn and turf industries.
  13.25% Senior Subordinated Note due 2010                       $   2,023,810           2/4/03        1,815,924        2,053,142
  Limited Partnership Interest (B)                                101,190 int.           2/3/03          101,190           80,952
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                256 shs.           2/4/03          209,829                3
                                                                                                    ------------     ------------
                                                                                                       2,126,943        2,134,097
                                                                                                    ------------     ------------

WICOR AMERICAS, INC.
A manufacturer of cellulose based insulation products,
systems and services for electrical transformer equipment
manufacturers.
  20% Senior Subordinated Secured Note due 2009                  $   2,272,932          11/9/01        2,271,878        2,252,230
                                                                                                    ------------     ------------
  TOTAL PRIVATE PLACEMENT INVESTMENTS                                                                188,077,585      158,496,515
                                                                                                    ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.)      MASSMUTUAL CORPORATE INVESTORS
MARCH 31, 2003
(Unaudited)

                                                         Interest       Due         Shares or
CORPORATE RESTRICTED SECURITIES:(A) continued              Rate         Date     Principal Amount       Cost          Fair Value
                                                         --------     --------     ------------     ------------     ------------
RULE 144A SECURITIES - 3.29%: (A)
BONDS - 1.07%
  American Media Operation, Inc.                           8.875%     01/15/11     $    200,000     $    200,000     $    215,500
  Canwest Media, Inc.                                      7.625      04/15/13          200,000          200,000          200,000
  Cuddy International Corporation (B)                     10.750      12/01/07          229,062          225,640           22,906
  Del Monte Corporation                                    8.625      12/15/12          225,000          225,000          234,000
  Direct Holdings Finance                                  8.375      03/15/13          550,000          550,000          607,063
  Dole Food Company, Inc.                                  8.875      03/15/11          100,000          100,000          104,000
  Hexcel Corporation                                       9.875      10/01/08           75,000           74,214           78,000
  Northwest Pipelines Corporation                          8.125      03/01/10          250,000          250,000          264,055
  Remington Arms Company                                  10.500       02/01/11         200,000          200,000          213,500
                                                                                   ------------     ------------     ------------
    TOTAL BONDS                                                                    $  2,029,062        2,024,854        1,939,024
                                                                                   ============     ------------     ------------
COMMON STOCK - 0.00%
  Jordan Telecom Products (B)                                                                70     $     14,000             --
                                                                                                    ------------     ------------
    TOTAL COMMON STOCK                                                                                    14,000             --
                                                                                                    ------------     ------------

CONVERTIBLE BONDS - 1.99%
  Advanced Micro Devices, Inc.                             4.750%     02/01/22     $    500,000     $    397,449     $    335,625
  Computer Associates Int'l., Inc.                         1.625      12/15/09          150,000          150,000          156,912
  Cymer, Inc.                                              3.500      02/15/09          850,000          850,000          769,250
  Echostar Communications, Inc.                            4.875      01/01/07          400,000          400,000          387,500
  F E I Company                                            5.500      08/15/08          375,000          375,000          340,781
  General Semiconductor, Inc.                              5.750      12/15/06           65,000           58,663           61,100
  Hyperion Solutions Corporation                           4.500      03/15/05          200,000          200,000          197,750
  Invitrogen Corporation                                   2.250      12/15/06          425,000          425,000          370,281
  Sanmina-SCI Corporation (B)                              0.000      09/12/20        1,090,000          453,712          487,775
  Triquint Semiconductor, Inc.                             4.000      03/01/07          225,000          168,442          184,781
  Tyco International Group                                 2.750      01/15/18          200,000          200,000          185,564
  Viropharma, Inc.                                         6.000      03/01/07          215,000          147,282          105,350
                                                                                   ------------     ------------     ------------
    TOTAL CONVERTIBLE BONDS                                                        $  4,695,000        3,825,548        3,582,669
                                                                                   ============     ------------     ------------

CONVERTIBLE PREFERRED STOCK - 0.23%
  Chesapeake Energy Corporation                                                           7,800     $    390,000     $    416,325
                                                                                                    ------------     ------------
    TOTAL CONVERTIBLE PREFERRED STOCK                                                                    390,000          416,325
                                                                                                    ------------     ------------
WARRANTS - 0.00%
  Winsloew Escrow Corporation (B)                                                           900     $          9     $          9
                                                                                                    ------------     ------------
    TOTAL WARRANTS                                                                                             9                9
                                                                                                    ------------     ------------

TOTAL RULE 144A SECURITIES                                                                             6,254,411        5,938,027
                                                                                                    ------------     ------------

TOTAL CORPORATE RESTRICTED SECURITIES                                                               $194,331,996     $164,434,542
                                                                                                    ------------     ------------

--------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.)      MASSMUTUAL CORPORATE INVESTORS
MARCH 31, 2003
(Unaudited)

                                                         Interest       Due         Shares or
CORPORATE PUBLIC SECURITIES - 9.62%:(A)                    Rate         Date     Principal Amount       Cost         Market Value
                                                         --------     --------     ------------     ------------     ------------
BONDS - 2.51%
  G F S I, Inc.                                            9.625%     03/01/07     $    145,000     $    123,088     $    116,000
  Isle of Capri Casinos, Inc.                              9.000      03/15/12          450,000          450,000          470,250
  Neff Corporation                                        10.250      06/01/08          170,000          168,063           56,100
  Numatics, Inc.                                           9.625      04/01/08          550,000          540,667          313,500
  Remington Products Co.                                  11.000      05/15/06          600,000          595,506          588,000
  S P X Corporation                                        7.500      01/01/13          500,000          500,000          530,000
  Sports Club Co.                                         11.375      03/15/06          600,000          582,000          537,750
  Telex Communications, Inc. (B)                           0.000      11/15/06          373,182          206,820          205,250
  United Refining Co.                                     10.750      06/15/07        1,365,000        1,365,000        1,119,300
  Winsloew Escrow Corporation                             12.750      08/15/07          900,000          879,472          585,000
                                                                                   ------------     ------------     ------------
    TOTAL BONDS                                                                    $  5,653,182        5,410,616        4,521,150
                                                                                   ============     ------------     ------------

COMMON STOCK - 3.53%
  Chesapeake Energy Corporation                                                         163,900     $  1,327,590     $  1,288,254
  Computer Horizons Corporation (B)                                                      32,068          301,942           98,769
  D T Industries, Inc. (B)                                                              178,876        1,168,093          230,750
  EOS International, Inc. (B)                                                           100,000          300,000           50,000
  Florist Transworld Delivery, Inc. (B)                                                  29,374           41,258          601,873
  H C I Direct, Inc. (B) 1,000 - 10
  PepsiAmericas, Inc. (B)                                                                92,145        2,006,365        1,083,625
  Proton Energy Systems, Inc. (B)                                                        26,000          328,859           63,960
  Rent-Way, Inc. (B)                                                                     92,866          916,263          334,318
  Supreme Industries, Inc. (B)                                                          105,202          267,325          463,941
  Surebeam Corporation (B)                                                               40,555           17,507          142,349
  T G C Industries (B)                                                                    6,361            9,497              573
  Titan Corporation (B)                                                                  58,052          155,714          432,487
  Transmontaigne, Inc. (B)                                                              333,326        1,109,177        1,403,302
  Vina Technologies, Inc. (B)                                                               572            1,687               69
  W E C Company, Inc. (B)                                                                 5,938          800,000          159,990
                                                                                                    ------------     ------------
    TOTAL COMMON STOCK                                                                                 8,751,277        6,354,270
                                                                                                    ------------     ------------

CONVERTIBLE BONDS - 2.88%
  Charter Communications, Inc.                             4.750%     06/01/06     $    660,000     $    660,000     $    112,200
  Commscope, Inc.                                          4.000      12/15/06          185,000          179,550          158,245
  Corning Inc. (B)                                         0.000      11/08/15          795,000          589,829          538,612
  Cypress Semiconductor Corporation                        4.000      02/01/05          210,000          210,000          186,638
  Echostar Communications                                  4.875      01/01/07        1,000,000          805,000          968,750
  F E I Company                                            5.500      08/15/08        1,160,000        1,080,300        1,054,150
  Hyperion Solutions Corporation                           4.500      03/15/05           50,000           35,500           49,438
  Mediacom Communications Corporation                      5.250      07/01/06        1,045,000        1,045,000          964,012
  S C I Systems, Inc.                                      3.000      03/15/07          800,000          727,038          630,000
  Sanmina-SCI Corporation (B)                              0.000      09/12/20        1,190,000          425,373          532,525
                                                                                   ------------     ------------     ------------
    TOTAL CONVERTIBLE BONDS                                                        $  7,095,000        5,757,590        5,194,570
                                                                                   ============     ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (Cont.)      MASSMUTUAL CORPORATE INVESTORS
MARCH 31, 2003
(Unaudited)

                                                                                     Shares or
                                                                                     Principal
CORPORATE PUBLIC SECURITIES:(A)(Continued)                                            Amount            Cost         Market Value
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK - 0.69%
  Lucent Technologies Capital Trust I                                                     2,200     $  2,200,000     $  1,242,736
                                                                                                    ------------     ------------
    TOTAL CONVERTIBLE PREFERRED STOCK                                                                  2,200,000        1,242,736
                                                                                                    ------------     ------------

PREFERRED STOCK - 0.01%
  Telex Communications, Inc.                                                             17,707     $          1     $     17,708
                                                                                                    ------------     ------------
    TOTAL PREFERRED STOCK                                                                                      1           17,708
                                                                                                    ------------     ------------

WARRANTS - 0.00%
  Telex Communications, Inc.                                                                698     $          7     $          7
                                                                                                    ------------     ------------
    TOTAL WARRANTS                                                                                             7                7
                                                                                                    ------------     ------------

    TOTAL CORPORATE PUBLIC SECURITIES                                                               $ 22,119,491     $ 17,330,441
                                                                                                    ------------     ------------

                                                        Interest        Due          Principal
SHORT-TERM SECURITIES:                                 Rate/Yield       Date          Amount            Cost         Market Value
---------------------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER - 7.74%
  C I T Group, Inc.                                        1.300%     04/02/03     $  1,720,000     $  1,719,938     $  1,719,938
  Caterpillar Financial Services Corporation               1.260      04/14/03        2,220,000        2,218,990        2,218,990
  General Electric Capital Corporation                     1.230      04/10/03        1,625,000        1,624,500        1,624,500
  Praxair, Inc.                                            1.330      04/01/03        2,050,000        2,050,000        2,050,000
  Schering-Plough Corporation                              1.260      04/04/03        2,840,000        2,839,702        2,839,702
  Washington Mutual Financial Corporation                  1.300      04/03/03        3,500,000        3,499,747        3,499,747
                                                                                   ------------     ------------     ------------
    Total Short-Term Securities                                                    $ 13,955,000     $ 13,952,877     $ 13,952,877
                                                                                   ============     ------------     ------------

Total Investments                108.61%                                                            $230,404,364      195,717,860
                                                                                                    ============     ------------
  Other Assets                     3.23                                                                                 5,824,683
  Liabilities                    (11.84)                                                                              (21,344,592)
                                 ------                                                                              ------------
Total Net Assets                 100.00%                                                                             $180,197,951
                                 ======                                                                              ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.

(B) Non-income producing security.

                See Notes to Consolidated Financial Statements.
--------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
March 31, 2003
(Unaudited)
                             INDUSTRY CLASSIFICATION

CORPORATE RESTRICTED SECURITIES:                  Fair Value
                                                 ------------

AEROSPACE - 0.04%
Hexcel Corporation                               $     78,000
                                                 ------------
AUTOMOBILE - 5.71%
America's Body Co., Inc.                            2,800,001
LIH Investors, L.P.                                 4,832,476
Nyloncraft, Inc.                                    2,660,054
                                                 ------------
                                                   10,292,531
                                                 ------------
BEVERAGE, FOOD & TOBACCO - 1.10%
Beta Brands, Inc.                                     732,559
Cains Foods, L.P.                                     113,611
Del Monte Corporation                                 234,000
Dole Food Company, Inc.                               104,000
Premium Foods Group, Inc.                             804,000
                                                 ------------
                                                    1,988,170
                                                 ------------
BROADCASTING &
ENTERTAINMENT - 0.22%
Echostar Communications, Inc.                         387,500
                                                 ------------
BUILDINGS & REAL ESTATE - 9.66%
Adorn, Inc.                                         2,357,081
Eagle Window & Door Holdings Co.                    2,189,356
PGT Industries, Inc.                                2,692,618
Shelter Acquisition, Inc.                           2,227,757
Strategic Equipment & Supply Corp., Inc.            3,682,449
Therma-Tru Corporation                                768,953
Truseal Technologies, Inc.                          3,486,997
                                                 ------------
                                                   17,405,211
                                                 ------------
CARGO TRANSPORT - 2.21%
Kenan-Advantage Transport Company                   2,166,435
Tidewater Holdings, Inc.                            1,807,008
                                                 ------------
                                                    3,973,443
                                                  ------------
CHEMICAL, PLASTICS & RUBBER - 2.81%
Delstar Holdings Corporation                              342
Process Chemicals LLC                               2,847,255
RK Polymers LLC                                     2,205,939
                                                 ------------
                                                    5,053,536
                                                 ------------
CONSUMER PRODUCTS - 12.74%
Alpha Shirt Company                                 7,080,758
Colibri Holdings Corporation                        2,139,216
Consumer Product Enterprises, Inc.                    550,115
Corvest Group, Inc.                                 3,948,717
Dexter Magnetic Technologies, Inc.                  1,608,079
G C-Sun Holdings, L.P.                              1,293,759
Keepsake Quilting, Inc.                             1,978,867
Neff Motivation, Inc.                               1,072,117
The Tranzonic Companies                             3,279,004
                                                 ------------
                                                   22,950,632
                                                 ------------
CONTAINERS, PACKAGING &
GLASS - 5.76%
C & K Financing Company LLC                             6,764
Capitol Specialty Plastics, Inc.                          403
Paradigm Packaging, Inc.                            2,400,692
Plassein Packaging Corporation                         76,361
Selig Acquisition Corporation                       2,178,115
Snyder Industries, Inc.                             3,187,505
Vitex Packaging, Inc.                               2,531,449
                                                 ------------
                                                   10,381,289
                                                 ------------
DIVERSIFIED/CONGLOMERATE,
MANUFACTURING - 13.66%
D T Industries, Inc.                                  300,000
Evans Consoles, Inc.                                2,625,878
Highgate Capital LLC                                  150,000
Hussey Seating Corporation                          2,819,941
Jackson Products, Inc.                                  1,257
Jason, Inc.                                         1,901,929
NPC, Inc.                                           3,852,964
PW Eagle, Inc.                                      4,672,520
Safety Speed Cut Manufacturing Company, Inc.        3,733,383
Tinnerman-Palnut Engineered Components              2,124,141
Tyco International Group                              185,564
Wicor Americas, Inc.                                2,252,230
                                                 ------------
                                                   24,619,807
                                                 ------------
DIVERSIFIED/CONGLOMERATE,
SERVICE - 6.50%
Diversco, Inc./DHI Holdings, Inc.                   1,113,655
Examination Management Services, Inc.               2,944,231
Hamilton Funeral Services Centers, Inc.               380,271
Lancaster Laboratories, Inc.                        2,083,519
Pharmaceutical Buyers, Inc.                           897,241
Sabex 2002, Inc.                                    2,207,427
Washington Inventory Services, Inc.                 2,085,856
                                                 ------------
                                                   11,712,200
                                                 ------------
ELECTRONICS - 6.66%
Advanced Micro Devices, Inc.                          335,625
Computer Associates Int'l., Inc.                      156,912
Coining Corporation of America LLC                  2,219,460
Directed Electronics, Inc.                          4,236,424
Evolve Software, Inc.                                     --
Fairmarket, Inc.                                          312
Hyperion Solutions Corporation                        197,750
Integration Technology Systems, Inc.                1,622,286
Precision Dynamics, Inc.                            2,552,580
Progressive Software Holding, Inc.                     13,139
Sanmina-SCI Corporation                               487,775
Triquint Semiconductor, Inc.                          184,781
                                                 ------------
                                                   12,007,044
                                                 ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
March 31, 2003
(Unaudited)

                      INDUSTRY CLASSIFICATION (Continued)

CORPORATE RESTRICTED SECURITIES: (Cont.)          Fair Value
                                                 ------------
FARMING & AGRICULTURE - 0.50%
Cuddy International Corporation                  $     22,906
Polymer Technologies, Inc./
Poli-Twine Western, Inc.                              855,762
Protein Genetics, Inc.                                 25,088
                                                 ------------
                                                      903,756
                                                 ------------
HEALTHCARE, EDUCATION &
CHILDCARE - 2.94%
Beacon Medical Products, Inc.                       2,048,239
DHD Healthcare, Inc.                                1,966,793
Enzymatic Therapy, Inc.                             1,168,755
Viropharma, Inc.                                      105,350
                                                 ------------
                                                    5,289,137
                                                 ------------
HOME & OFFICE FURNISHINGS,
HOUSEWARES, AND DURABLE
CONSUMER PRODUCTS - 7.24%
Fasteners for Retail, Inc.                          6,155,159
Moss, Inc.                                          1,491,291
Star International, Inc.                            5,402,251
                                                 ------------
                                                   13,048,701
                                                 ------------
LEISURE, AMUSEMENT,
ENTERTAINMENT - 1.94%
Adventure Entertainment Corporation                    10,353
Grand Expeditions, Inc                                227,824
Olympic Sales, Inc.                                 3,264,074
                                                 ------------
                                                    3,502,251
                                                 ------------
MACHINERY - 4.07%
Ames True Temper Group                              2,112,834
C & M Conveyor, Inc.                                2,320,515
Cymer, Inc.                                           769,250
Weasler Holdings LLC                                2,134,097
                                                 ------------
                                                    7,336,696
                                                 ------------
MINING, STEEL, IRON & NON
PRECIOUS METALS - 0.06%
Better Minerals & Aggregates                          108,991
                                                 ------------
MISCELLANEOUS - 1.13%
CapeSuccess LLC                                         5,862
Direct Holdings Finance                               607,063
East River Ventures I, L.P.                            39,814
General Semiconductor, Inc.                            61,100
Invitrogen Corporation                                370,281
Northwest Pipelines Corporation                       264,055
USFlow Corporation                                    692,600
Victory Ventures LLC                                        2
Winsloew Escrow Corporation                                 9
                                                 ------------
                                                    2,040,786
                                                 ------------
OIL AND GAS - 1.39%
Chaparral Resources, Inc.                                 148
Chesapeake Energy Corporation                         416,325
Mustang Ventures Company                            2,093,370
                                                 ------------
                                                    2,509,843
                                                 ------------
PERSONAL TRANSPORTATION - 1.86%
Tronair, Inc.                                       3,354,018
                                                 ------------
PUBLISHING/PRINTING - 0.12%
American Media Operation, Inc.                        215,500
                                                 ------------
RETAIL STORES - 2.63%
P H I Holdings Company                              2,231,254
Remington Arms Company                                213,500
TVI, Inc.                                           2,289,965
                                                 ------------
                                                    4,734,719
                                                 ------------
TECHNOLOGY - 0.19%
F E I Company                                         340,781
                                                 ------------
TELECOMMUNICATIONS - 0.11%
Canwest Media, Inc.                                   200,000
Jordan Telecom Products                                   --
                                                 ------------
                                                      200,000
                                                 ------------
TOTAL CORPORATE RESTRICTED
SECURITIES - 91.25%                              $164,434,542
                                                 ============

--------------------------------------------------------------------------------
26

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(Unaudited)

1. HISTORY

   MassMutual Corporate Investors (the "Trust") commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts, effective November 28, 1985.

   The Trust is a non-diversified closed-end management investment company. David L. Babson & Company Inc. ("Babson"), a majority owned subsidiary of Massachusetts Mutual Life Insurance Company, ("MassMutual"), acts as its investment adviser. The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains.

   On January 27,1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary ("MMCI Subsidiary Trust") for the purpose of holding certain investments. The MMCI Subsidiary Trust's results of operations have been included in the accompanying consolidated financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

   A. VALUATION OF INVESTMENTS:

   Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in or restrictions on resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a directly negotiated transaction to a limited number of purchasers or in a public offering for which a registration statement is in effect under the Securities Act of 1933.

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Board of Trustees of the Trust (the "Trustees"). Each restricted security is valued by the Trustees at the time of the acquisition thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(Continued)

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust (otherwise than as Trustees) or of Babson. In making valuations, the Trustees will consider reports by Babson analyzing each portfolio security in accordance with the relevant factors referred to above. Babson has agreed to provide such reports to the Trust at least quarterly.

   The financial statements include restricted securities valued at $164,434,542 (91.25% of net assets) as of March 31, 2003 ($166,387,779 at March 31, 2002)
   whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of March 31, 2003, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost which approximates market value.

   B. ACCOUNTING FOR INVESTMENTS:

   Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The Trust has elected to accrue, for financial reporting purposes, certain premiums and discounts which are required to be accrued for federal income tax purposes. Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

   The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

   C. USE OF ESTIMATES:

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
28

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)

   D. FEDERAL INCOME TAXES:

   No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute all or a portion of such net gains.

3. INVESTMENT SERVICES FEE

   Under an Investment Services Contract with the Trust, Babson has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objective and policies of the Trust. Babson has further agreed that it will request each issuer of securities which MassMutual is prepared to purchase in a private placement, and which would be consistent with the investment policies of the Trust, to offer such securities also to the Trust and that it will use its best efforts to insure that such request is acceded to. MassMutual has agreed that, subject to such orders of the Securities and Exchange Commission as may apply, it will invest concurrently with the Trust in any such investment. Babson will also represent the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the contract, Babson is obligated to provide administration of the day-to-day operations of the Trust and to provide the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

   Under the investment services contract, as amended July 1, 1988, the Trust pays Babson a quarterly base rate (the "Base Fee Rate") of 5/16 of 1% of the value of the Trust's net assets as of the end of each fiscal quarter, approximately equivalent to 1.25% of the net asset value of the Trust on an annual basis, plus or minus a quarterly performance adjustment (the "Performance Adjustment") of up to 1/16 of 1% approximately equivalent to .25% on an annual basis.

   The Performance Adjustment is based on the Trust's performance as compared to a benchmark rate of return (the "Target Rate") equal to 5.0 percentage points plus an unweighted, arithmetic average of the rates of return on the Standard & Poor's Industrial Stock Price Index and the Lehman Brothers Intermediate Credit Bond Index (formerly called the Lehman Brothers Intermediate Corporate Bond Index) over a rolling three-year period (the "Measurement Period") comprising the twelve quarters ending on the last day of each quarter (the "Valuation Date"). The Performance Adjustment is equal to 5% of the difference between the Trust's actual rate of return over the Measurement Period and the Target Rate. If the Trust's actual rate of return exceeds the Target Rate, the Base Fee Rate is increased by an amount equal to the Performance Adjustment; if the Trust's actual rate of return is less than the Target Rate, the Base Fee Rate is reduced by the Performance Adjustment. The advisory fee payable by the Trust is equal to the Base Fee Rate (as adjusted by the Performance Adjustment) times the net asset value of the Trust as of the Valuation Date. The Performance Adjustment for the quarter ended March 31, 2003 was:

                               PERFORMANCE
                               ADJUSTMENT       AMOUNT
                               ----------       ------
          March 31, 2003         0.0625%       $113,048

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)

4. SENIOR SECURED INDEBTEDNESS

   A. NOTE PAYABLE

   MassMutual holds the Trust's $20,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust in 1995. The Note, as amended, is due November 15, 2007 and accrues at 7.39% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For each of the periods ended March 31, 2003 and 2002, the Trust incurred total interest expense on the Note of $369,500.

   The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus the Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Notes proposed to be redeemed.

   B. REVOLVING CREDIT AGREEMENT

   The Trust entered into a Revolving Credit Agreement with Fleet National Bank as of June 29, 2000, in the principal amount of $25,000,000, maturing on May 31, 2005. The interest rate on the outstanding revolving loan is determined for periods of one, three or six months (as selected by the Trust) and is set at an annual rate equal to LIBOR (London Interbank Offered Rate) plus 0.37%. The Trust also agreed to pay an up-front fee equal to 0.10% on the total commitment. The facility fee is 0.15% per annum of the total commitment.

   As of March 31, 2003 and 2002, there were no outstanding loans drawn against the revolving credit facility. For each of the periods ended March 31, 2003 and 2002, the Trust incurred $9,246 and $8,836, respectively, in expense related to the undrawn portion.

5. PURCHASES AND SALES OF INVESTMENTS

                                                 FOR THE            FOR THE
                                               THREE MONTHS       THREE MONTHS
                                              ENDED 3/31/2003   ENDED 3/31/2002
                                              ---------------   ---------------
                                                COST OF INVESTMENTS ACQUIRED
                                              ---------------------------------
   Corporate restricted securities            $    15,639,034   $    14,918,080
   Corporate public securities                      2,082,306         8,508,228
   Short-term securities                          148,356,274       114,258,936

                                              PROCEEDS FROM SALES OR MATURITIES
                                              ---------------------------------
   Corporate restricted securities            $    19,127,532   $    16,414,862
   Corporate public securities                      1,568,693         9,404,675
   Short-term securities                          145,260,000       123,560,732


   The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of March 31, 2003. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of March 31, 2003 is $34,686,504 and consists of $17,372,252 appreciation and $52,058,756 depreciation.

   The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of March 31, 2002. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of March 31, 2002 is $36,885,623 and consists of $10,747,414 appreciation and $47,633,037 depreciation.

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30

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)

6. SUBSEQUENT EVENT

   The Annual Meeting of Shareholders was held on Friday, April 11, 2003. The Shareholders were asked to vote (a) to elect Robert E. Joyal as a trustee for a one year term and to re-elect Stuart H. Reese and Martin T. Hart as trustees for a three-year term; (b) to ratify the selection of Deloitte & Touche LLP as auditors for the fiscal year ending December 31, 2003; and (c) to approve the continuance of the Trust's current Investment Services Contract with Babson. The Shareholders approved all of the proposals. The Trust's other trustees (Donald E. Benson, Donald Glickman, Steven A. Kandarian, Jack A. Laughery and Corine T. Norgaard) continue to serve their respective terms following the April 11, 2003 Annual Shareholders Meeting. The results of the Shareholder votes are set forth below.

   The results of the votes are as follows:

   a. ELECTION OF TRUSTEES:

                           SHARES:                                   % OF SHARES
      TRUSTEE:               FOR         WITHHELD        TOTAL        VOTED FOR
      --------               ---         --------        -----        ---------
      Robert E. Joyal     6,913,650       55,124       6,968,774        99.21%
      Stuart H. Reese     6,911,340       57,434       6,968,774        99.18%
      Martin T. Hart      6,890,607       78,167       6,968,774        98.88%

   b. RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2003.

       SHARES:                                                % OF SHARES
         FOR           AGAINST       ABSTAINED      TOTAL      VOTED FOR
         ---           -------       ---------      -----      ---------
      6,895,124         37,086         36,564     6,968,774      98.94%

   c. APPROVAL OF THE CONTINUANCE OF THE TRUST'S INVESTMENT SERVICES CONTRACT WITH DAVID L. BABSON AND COMPANY, INC., DATED JULY 1, 1988.

       SHARES:                                                % OF SHARES
         FOR           AGAINST       ABSTAINED      TOTAL      VOTED FOR
         ---           -------       ---------      -----      ---------
      6,730,058        167,246         71,470     6,968,774      96.57%

7. CONTINGENCIES

   The Trust, together with other investors including MassMutual, is a plaintiff in two lawsuits in connection with private placement investments made by the Trust in Sharp International Corporation ("Sharp"). Three managing shareholders of Sharp, which is currently being liquidated in Chapter 7 liquidation proceedings, have pleaded guilty to criminal fraud charges. Two separate civil lawsuits were brought in New York state court in an attempt to recover damages for lost investment funds from Sharp's working capital lender and auditors. The lawsuit involving Sharp's working capital lender has been dismissed prior to trial. An appeal of this dismissal is pending. The lawsuit against Sharp's auditor is in its preliminary stages. The Trust is unable to estimate any potential recovery from these lawsuits.

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                                                                              31

    TRUSTEES                                     OFFICERS

DONALD E. BENSON*                  STUART H. REESE            CHAIRMAN

DONALD GLICKMAN                    ROGER W. CRANDALL          PRESIDENT

MARTIN T. HART*                    CHARLES C. MCCOBB, JR.     VICE PRESIDENT &
                                                              CHIEF FINANCIAL
ROBERT E. JOYAL                                               OFFICER

STEVEN A. KANDARIAN                STEPHEN L. KUHN VICE       PRESIDENT &
                                                              SECRETARY
JACK A. LAUGHERY
                                   MICHAEL P. HERMSEN         VICE PRESIDENT
CORINE T. NORGAARD*
                                   MARY WILSON KIBBE          VICE PRESIDENT
STUART H. REESE
                                   MICHAEL L. KLOFAS          VICE PRESIDENT

                                   RICHARD C. MORRISON        VICE PRESIDENT

                                   CLIFFORD M. NOREEN         VICE PRESIDENT

                                   RICHARD E. SPENCER, II     VICE PRESIDENT

                                   MARK B. ACKERMAN           TREASURER

                                   JOHN T. DAVITT, JR.        COMPTROLLER

*MEMBER OF THE AUDIT COMMITTEE


                  DIVIDEND REINVESTMENT AND SHARE PURCHASE PLAN

   MassMutual Corporate Investors offers a Dividend Reinvestment and Share Purchase Plan. The Plan provides a simple way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. A shareholder may join the Plan by filling out and mailing an authorization card to Shareholder Financial Services, Inc., the Transfer Agent. Participating shareholders will continue to participate until they notify the Transfer Agent, in writing, of their desire to terminate participation. Unless a shareholder elects to participate in the Plan, he or she will, in effect, have elected to receive dividends and distributions in cash.

   Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $10 nor more than $5,000 per quarter.

   Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

   The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

   As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

   Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Corporate Investors' Dividend Reinvestment and Share Purchase Plan, P.O. Box 173673, Denver CO 80217-3673.